Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2009	$ 1,102,698	$ 470	$ 541,453	$ 608,314	$ (47,539)
Beginning Balance (in shares) at Dec. 31, 2009		46,985,000
Net income (loss)	65,984			65,984
Other comprehensive income (loss):
Cumulative translation adjustment	(5,951)				(5,951)
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)		408,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	10,516	4	10,512
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		510,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(4,094)	5	(4,099)
Stock units issued under incentive compensation plan	6,531		6,531
Business combinations	(2,931)		(2,931)
Purchase and retirement of common stock (in shares)	(1,178,089)	(1,759,000)
Purchase and retirement of common stock	(40,634)	(18)	(40,616)
Share-based compensation	35,487		35,487
Ending Balance at Dec. 31, 2010	1,167,606	461	546,337	674,298	(53,490)
Ending Balance (in shares) at Dec. 31, 2010		46,144,000
Net income (loss)	103,903			103,903
Other comprehensive income (loss):
Cumulative translation adjustment	(2,902)				(2,902)
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)		637,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	16,423	7	16,416
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		436,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(4,466)	4	(4,470)
Stock units issued under incentive compensation plan	4,241		4,241
Business combinations	(5,455)		(5,455)
Purchase and retirement of common stock (in shares)	(5,733,205)	(5,733,000)
Purchase and retirement of common stock	(209,400)	(57)	(209,343)
Share-based compensation	36,252		36,252
Ending Balance at Dec. 31, 2011	1,106,202	415	383,978	778,201	(56,392)
Ending Balance (in shares) at Dec. 31, 2011	41,484,000	41,484,000
Net income (loss)	(36,986)			(36,986)
Other comprehensive income (loss):
Cumulative translation adjustment	15,023				15,023
Issuance of common stock in connection with:
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010 (in shares)	329,000	328,000
Exercise of options, net of income tax expense from share-based awards of $994 in 2012, $846 in 2011 and $227 in 2010	7,043	4	7,039
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010 (in shares)		443,000
Restricted share grants, less net settled shares of 178 in 2012, 119 in 2011 and 106 in 2010	(6,385)	4	(6,389)
Stock units issued under incentive compensation plan	3,079		3,079
Business combinations	1,035	2	1,033
Business combinations (in shares)		181,000
Reacquisition of equity component of convertible debt	(108)		(108)
Purchase and retirement of common stock (in shares)		(1,681,000)
Purchase and retirement of common stock	(50,032)	(17)	(50,015)
Share-based compensation	29,361		29,361
Ending Balance at Dec. 31, 2012	$ 1,068,232	$ 408	$ 367,978	$ 741,215	$ (41,369)
Ending Balance (in shares) at Dec. 31, 2012	40,755,000	40,755,000